Annual Operating Expenses {- Franklin Total Return Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Total Return Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	0.95%	[1]
Fee waiver and/or expense reimbursement	(0.05%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.90%	[1],[2]
Class C
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.18%
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	1.35%	[1]
Fee waiver and/or expense reimbursement	(0.05%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.30%	[1],[2]
Class R
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	1.20%	[1]
Fee waiver and/or expense reimbursement	(0.05%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	0.59%	[1]
Fee waiver and/or expense reimbursement	(0.05%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.54%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	0.70%	[1]
Fee waiver and/or expense reimbursement	(0.05%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.65%	[1],[2]

[1]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund other than Class R6 shares do not exceed 0.60%, and for Class R6 do not exceed 0.49%, until February 28, 2022. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investments in Franklin Templeton affiliated funds (acquired funds) for at least one year following the date of the prospectus. During the term, these fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.